Unit Purchase Options	12 Months Ended
Oct. 31, 2019
Unit Purchase Options
Unit Purchase Options

17.	Unit Purchase Options

i)	During the year ended October 31, 2018, GR Unlimited granted an option to purchase 2,727,250 common units of the Company for an aggregate amount of CAD$54,545 at any point prior to December 31, 2018. The exercise of the option is contingent upon the optionee having invested a minimum of CAD$1,050,000 of cash in securities of another party. As at October 31, 2018, this minimum investment had been completed. During the year ended October 31, 2019, GR Unlimited issued 727,250 common units in connection with the partial exercise of the option. The remaining portion of the option expired.

The fair value of the option of $871,230 was expensed as a finance charge expense during the year ended October 31, 2018 and was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	5.5 months
Expected volatility	99	%*

*	Based on the volatility of comparable publicly traded companies

ii)	During the year ended October 31, 2018, GR Unlimited received proceeds of CAD$649,351 ($500,000) in exchange for an option to acquire 1,475,979 common units and warrants to purchase a further 1,675,979 common units. Each warrant shall be exercisable period of two years following the date of option exercise (“the Expiration Date”); provided, however, that the expiration date shall be automatically extended for an additional three years (the “Extended Period”) if, during the initial two-year term GR Unlimited does not raise at least $18,000,000 in additional equity capital at an effective price per common unit at or above $0.70 (a “Qualified Offering”); and provided further, that GR Unlimited has the right, only during the Extended Period, if any, and only following the exercise of the Option, to accelerate the expiration date to forty-five days following written notice to the holder if during the Extended Period GR Unlimited closes a Qualified Offering. During the year ended October 31, 2019, GR Unlimited issued the common units and warrants pursuant to the exercise of the option.

iii)	During the year ended October 31, 2018, GR Unlimited granted an option to purchase 2,000,000 common units of GR Unlimited for an aggregate amount of CAD$40,000 at any point prior to December 31, 2018. The exercise of the option is contingent upon the optionee having invested a minimum of CAD$1,050,000 of cash in securities of another party. As at October 31, 2018, this minimum investment had been completed. During the year ended October 31, 2019, GR Unlimited issued 2,000,000 common units pursuant to the exercise of the option.

The fair value of the option of $639,259 was expensed as a finance charge expense during the year ended October 31, 2018 and was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 months
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies